Fair Value Measurements, Derivative Instruments and Hedging Activities - Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Detail) (USD $)
In Millions, unless otherwise specified
																																																12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013 Net investment hedges Prepaid expenses and other	Nov. 30, 2012 Net investment hedges Prepaid expenses and other		Nov. 30, 2013 Net investment hedges Other assets - long-term		Nov. 30, 2012 Net investment hedges Other assets - long-term		Nov. 30, 2013 Net investment hedges Accrued liabilities and other		Nov. 30, 2012 Net investment hedges Accrued liabilities and other	Nov. 30, 2013 Foreign currency zero cost collars Prepaid expenses and other	Nov. 30, 2012 Foreign currency zero cost collars Prepaid expenses and other		Nov. 30, 2013 Foreign currency zero cost collars Other assets - long-term		Nov. 30, 2012 Foreign currency zero cost collars Other assets - long-term		Nov. 30, 2013 Interest rate swaps Prepaid expenses and other		Nov. 30, 2012 Interest rate swaps Prepaid expenses and other	Nov. 30, 2013 Interest rate swaps Other assets - long-term		Nov. 30, 2012 Interest rate swaps Other assets - long-term	Nov. 30, 2013 Interest rate swaps Accrued liabilities and other		Nov. 30, 2012 Interest rate swaps Accrued liabilities and other		Nov. 30, 2013 Interest rate swaps Other long-term liabilities		Nov. 30, 2012 Interest rate swaps Other long-term liabilities		Nov. 30, 2013 Fuel Prepaid expenses and other		Nov. 30, 2012 Fuel Prepaid expenses and other	Nov. 30, 2013 Fuel Other assets - long-term		Nov. 30, 2012 Fuel Other assets - long-term		Nov. 30, 2013 Fuel Accrued liabilities and other	Nov. 30, 2012 Fuel Accrued liabilities and other		Nov. 30, 2013 Fuel Other long-term liabilities		Nov. 30, 2012 Fuel Other long-term liabilities		Nov. 30, 2013 Cash Flow Hedging [Member]	Nov. 30, 2013 Us Dollar [Member] Fair Value Hedging [Member] Interest rate swaps	Nov. 30, 2013 Maximum [Member] Cash Flow Hedging [Member] Interest rate swaps	Nov. 30, 2013 Maturing In July Twenty Seventeen [Member] Maximum [Member] Net investment hedges
Derivatives, Fair Value [Line Items]
Derivative Maturity Month And Year																																																2015-02	2016-02	2025-03
Derivative assets designated as hedging instruments	$ 16	$ 23	[1]	$ 1	[1]	$ 2	[1]	$ 6	[1]				[2]	$ 11	[2]	$ 8	[2]	$ 5	[2]	$ 1	[3]	[3]	$ 5	[3]	[3]
Derivative assets not designated as hedging instruments	44	25																																14	[4]	[4]	30	[4]	25	[4]
Total derivative assets	60	48
Derivative liabilities designated as hedging instruments	30	24								4	[1]	[1]														13	[3]	7	[3]	13	[3]	17	[3]
Derivative liabilities not designated as hedging instruments	1	19																																							[4]	16	[4]	1	[4]	3	[4]
Total derivative liabilities	$ 31	$ 43
Maturity Of Foreign Currency Derivatives Month And Year																																																			2017-07

[1]	At November 30, 2013 and 2012, we had foreign currency forwards totaling $578 million and $235 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency. At November 30, 2013, these outstanding foreign currency forwards mature through July 2017.
[2]	At November 30, 2013 and 2012, we had foreign currency derivatives consisting of foreign currency zero cost collars that are designated as foreign currency cash flow hedges for a portion of our euro-denominated shipbuilding payments. See “Newbuild Currency Risks” below for additional information regarding these derivatives.
[3]	We have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2013 and 2012, these interest rate swap agreements have or will effectively change $909 million and $269 million, respectively, of EURIBOR-based floating rate euro debt to fixed rate euro debt. These interest rate swaps settle through March 2025. In addition, at November 30, 2013 we had U.S. dollar interest rate swaps designated as fair value hedges whereby we receive fixed interest rate payments in exchange for making floating interest rate payments. These interest rate swap agreements effectively changed $500 million of fixed rate debt to U.S. dollar LIBOR-based floating rate debt. These interest rate swaps settle through February 2016.
[4]	At November 30, 2013, we had fuel derivatives consisting of zero cost collars on Brent crude oil (“Brent”) to cover a portion of our estimated fuel consumption through 2017. See “Fuel Price Risks” below for additional information regarding these fuel derivatives. At November 30, 2012, we had fuel derivatives consisting of zero cost collars on Brent to cover a portion of our estimated fuel consumption through 2016.